Consolidated Statements of Changes in Equity $ in Thousands	Issued capital [member] USD ($) shares	Equity reserve [member] USD ($)	Hedging reserve [member] USD ($)	Fair value reserve [member] USD ($)	Foreign currency reserves [member] USD ($)	Retained earnings [member] USD ($)	USD ($)
Equity at beginning of period at Dec. 31, 2015	$ 203,953	$ 14,169	$ (307)		$ 1,115	$ 45,238	$ 264,168
Equity at beginning of period, shares at Dec. 31, 2015 | shares	129,240,567
Net income for the period						17,858	17,858
Other comprehensive income			85	$ 334			419
Comprehensive income for the year			85	334		17,858	18,277
Issuance of common shares	$ 122,813						122,813
Issuance of common shares, shares | shares	14,569,045
Exercise of warrants	$ 8,733	(4,552)					4,181
Exercise of warrants, shares | shares	931,700
Exercise of stock options	$ 8,464	(2,621)					5,843
Exercise of stock options, shares | shares	2,236,861
Share-based payments (note 22)		468					468
Issuance of warrants		7,401					7,401
Subtotal of transactions with owners of the Company	$ 140,010	696					140,706
Subtotal of transactions with owners of the Company, shares | shares	17,737,606
Equity at end of period at Dec. 31, 2016	$ 343,963	14,865	(222)	334	1,115	63,096	423,151
Equity at end of period, shares at Dec. 31, 2016 | shares	146,978,173
Net income for the period						66,305	66,305
Other comprehensive income			369	(307)			62
Comprehensive income for the year			369	(307)		66,305	66,367
Issuance of common shares	$ 74,804						74,804
Issuance of common shares, shares | shares	11,873,750
Share issuance costs	$ (5,018)						(5,018)
Exercise of warrants	$ 2,168	(1,084)					1,084
Exercise of warrants, shares | shares	238,515
Exercise of stock options	$ 1,123	(325)					798
Exercise of stock options, shares | shares	307,160
Issuance of shares for mineral property	$ 1,128						1,128
Issuance of shares for mineral property, shares | shares	239,385
Share-based payments (note 22)		1,270					1,270
Subtotal of transactions with owners of the Company	$ 74,205	(139)					74,066
Subtotal of transactions with owners of the Company, shares | shares	12,658,810
Equity at end of period at Dec. 31, 2017	$ 418,168	$ 14,726	$ 147	$ 27	$ 1,115	$ 129,401	$ 563,584
Equity at end of period, shares at Dec. 31, 2017 | shares	159,636,983